UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    CBRE CLARION SECURITIES LLC
Address:                 201 King of Prussia Road
                         Suite 600
                         Radnor, PA 19087

Form 13F File Number:    28-06044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Robert Tull
Title:			Chief Compliance Officer
Phone:			(610) 995-8944

Signature, 		Place, 		and Dating of Signing:
/s/ Robert Tull    Radnor, PA		May 14, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	028-01190					FRANK RUSSELL COMPANY

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:					1

Form 13F Information Table Entry Total:					58

Form 13F Information Table Value Total:			10,878,730 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

01	028-04547					ING Investments, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alexandria Real Estate Equitie COM              015271109    19660   268843 SH       Sole                    49802            219041
American Campus Communities    COM              024835100    12425   277850 SH       Sole                    84350            193500
American Tower Corp.           COM              03027X100    36213   574620 SH       Sole                   539220             35400
AvalonBay Communities Inc.     COM              053484101   565753  4002500 SH       Sole                  1971244           2031256
Boston Properties Inc.         COM              101121101   567893  5409021 SH       Sole                  2632235           2776786
Brandywine Realty Trust SBI    COM              105368203    16811  1464353 SH       Sole                  1338553            125800
BRE Properties Inc.            COM              05564E106   300389  5942410 SH       Sole                  2291430           3650980
Brookfield Office Properties,  COM              112900105   126802  7266605 SH       Sole                  3600215           3666390
Camden Property Trust          COM              133131102    84767  1289238 SH       Sole                  1232138             57100
CBL and Associates Properties  COM              124830100    83226  4398816 SH       Sole                  2935016           1463800
Colonial Properties Trust SBI  COM              195872106    39416  1813900 SH       Sole                   942600            871300
Commonwealth REIT              COM              203233101     1099    59000 SH       Sole                    59000
CubeSmart                      COM              229663109    25327  2128278 SH       Sole                   959000           1169278
DDR Corp.                      COM              23317H102   197479 13525937 SH       Sole                  6437600           7088337
Digital Realty Trust Inc.      COM              253868103    24573   332205 SH       Sole                   155548            176657
Douglas Emmett Inc.            COM              25960P109   103095  4519741 SH       Sole                  2123541           2396200
Duke Realty Corporation        COM              264411505    50683  3534411 SH       Sole                  1888611           1645800
Entertainment Properties Trust COM              29380T105      352     7600 SH       Sole                     6300              1300
Equity Residential             COM              29476L107   431899  6897144 SH       Sole                  3171344           3725800
Essex Property Trust Inc.      COM              297178105   285119  1881851 SH       Sole                   991351            890500
Extra Space Storage Inc.       COM              30225T102    42428  1473700 SH       Sole                  1473700
Federal Realty Investment Trus COM              313747206   147575  1524697 SH       Sole                   602649            922048
General Growth Properties      COM              370023103   277934 16358677 SH       Sole                  7574356           8784321
Glimcher Realty Trust          COM              379302102     2533   247800 SH       Sole                   247800
HCP Inc.                       COM              40414L109   239368  6066094 SH       Sole                  2792533           3273561
Health Care REIT Inc.          COM              42217K106   302393  5502048 SH       Sole                  2712737           2789311
HealthCare Realty Trust        COM              421946104     2314   105200 SH       Sole                   105200
Highwoods Properties Inc.      COM              431284108   147382  4423224 SH       Sole                  1186997           3236227
Hospitality Properties Trust   COM              44106M102      476    18000 SH       Sole                    15200              2800
Host Hotels & Resorts Inc.     COM              44107P104   487222 29672444 SH       Sole                 15158482          14513962
Hudson Pacific Properties      COM              444097109     9052   598305 SH       Sole                   173990            424315
Hyatt Hotels Corp. - Cl A      COM              448579102    18938   443303 SH       Sole                   417303             26000
Kilroy Realty Corp.            COM              49427F108   117953  2530642 SH       Sole                  1152342           1378300
Kimco Realty Corp.             COM              49446R109   218626 11351299 SH       Sole                  5012798           6338501
LaSalle Hotels and Properties  COM              517942108    29187  1037200 SH       Sole                   384000            653200
Liberty Property Trust         COM              531172104   413352 11572009 SH       Sole                  5426889           6145120
LTC Properties Inc.            COM              502175102      397    12400 SH       Sole                    10800              1600
Macerich Co.                   COM              554382101   613702 10626872 SH       Sole                  5142814           5484058
Mack-Cali Realty Corp.         COM              554489104     5355   185800 SH       Sole                   181700              4100
Omega Healthcare Investors     COM              681936100    39269  1847070 SH       Sole                  1847070
Pebblebrook Hotel Trust        COM              70509V100    57084  2528081 SH       Sole                  1014900           1513181
Post Properties Inc.           COM              737464107   217112  4633200 SH       Sole                  2494895           2138305
ProLogis Inc.                  COM              74340W103   608883 16904028 SH       Sole                  8848439           8055589
Public Storage                 COM              74460D109   334088  2417947 SH       Sole                  1088492           1329455
Regency Centers Corporation    COM              758849103    23770   534400 SH       Sole                   100000            434400
Senior Housing Properties Trus COM              81721M109     1122    50900 SH       Sole                    50900
Simon Property Group Inc.      COM              828806109  1300348  8926058 SH       Sole                  4185073           4740985
SL Green Realty Corp.          COM              78440X101   423217  5457344 SH       Sole                  2801368           2655976
Starwood Hotels and Resorts Wo COM              85590A401   210588  3733167 SH       Sole                  1723867           2009300
Strategic Hotels & Resorts, In COM              86272T106     1844   280300 SH       Sole                   280300
Sunstone Hotel Investors Inc.  COM              867892101     1108   113800 SH       Sole                                     113800
Tanger Factory Outlet Centers  COM              875465106    81952  2756555 SH       Sole                  1132377           1624178
Taubman Centers Inc.           COM              876664103   243299  3335151 SH       Sole                  1338877           1996274
UDR Inc.                       COM              902653104   403545 15108399 SH       Sole                  6451034           8657365
Ventas Inc.                    COM              92276F100   408681  7157294 SH       Sole                  2606246           4551048
Vornado Realty Trust           COM              929042109   469888  5580612 SH       Sole                  2240883           3339729
Washington REIT                COM              939653101     1642    55300 SH       Sole                    55300
Sunstone Hotels 8.00% Series D CV 8% CUM PFD-D  867892507     2122    85900 SH       Sole                    85900